UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 17,359	$ 19,475	$ 43,836	$ 44,631
Unrealized gains (losses) on cash flow hedge	2,049	1,967	9,416	(13,847)
Income tax benefit (expense)	(43)	(61)	(160)	(190)
Other comprehensive income (loss)	2,006	1,906	9,256	(14,037)
Comprehensive income (loss)	19,365	21,381	53,092	30,594
Preferred unitholders' interest in net income	3,877	3,681	11,631	11,017
Limited partners' interest in comprehensive income (loss)	$ 15,488	$ 17,700	$ 41,461	$ 19,577